Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2014-4

Collection Period	03/01/15-03/31/15
Determination Date	4/9/2015
Distribution Date	4/15/2015

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$1,055,573,639.57
2.	Collections allocable to Principal				$32,360,202.59
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$1,134,592.53

5.	Pool Balance on the close of the last day of the related Collection Period				$1,022,078,844.45
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				59,373
7.	Initial Pool Balance				$1,165,000,005.66

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$65,240,197.73		$31,946,371.38
	b.	Class A-2a Note Balance	$271,000,000.00		$271,000,000.00
	c.	Class A-2b Floating Rate Note Balance	$115,000,000.00		$115,000,000.00
	d.	Class A-3 Note Balance	$406,000,000.00		$406,000,000.00
	e.	Class A-4 Note Balance	$116,900,000.00		$116,900,000.00
	f.	Class B Note Balance	$29,100,000.00		$29,100,000.00
	g.	Class C Note Balance	$27,400,000.00		$27,400,000.00
	h.	Class D Note Balance	$18,600,000.00		$18,600,000.00

	i.	Note Balance (sum a - h)	$1,049,240,197.73		$1,015,946,371.38
9.	Pool Factors
	a.	Class A-1 Note Pool Factor	0.3604431		0.1764993
	b.	Class A-2a Note Pool Factor	1.0000000		1.0000000
	c.	Class A-2b Floating Rate Note Pool Factor	1.0000000		1.0000000
	d.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	e.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	f.	Class B Note Pool Factor	1.0000000		1.0000000
	g.	Class C Note Pool Factor	1.0000000		1.0000000
	h.	Class D Note Pool Factor	1.0000000		1.0000000

	i.	Note Pool Factor	0.9006354		0.8720570
10.	Overcollateralization Target Amount				$6,132,473.07
11.	Current overcollateralization amount (Pool Balance - Note Balance)				$6,132,473.07
12.	Weighted Average Coupon			%	6.91%
13.	Weighted Average Original Term			months	65.34
14.	Weighted Average Remaining Term			months	57.64
15.	1- Month LIBOR for the accrual period ending 04/15/15				0.17450%
16.	Note Rate applicable to the Class A-2b notes for the accrual period ending 04/15/15				0.44450%

Collections

17.	Finance Charges:
	a.	Collections allocable to Finance Charge			$6,038,386.50
	b.	Liquidation Proceeds allocable to Finance Charge			$207.48
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$6,038,593.98
18.	Principal:
	a.	Collections allocable to Principal			$32,360,202.59
	b.	Liquidation Proceeds allocable to Principal			$420,712.78
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$32,780,915.37

19.	Total Finance Charge and Principal Collections (17d + 18d)		$38,819,509.35
20.	Interest Income from Collection Account		$2,609.12
21.	Simple Interest Advances		$0.00

22.	Available Collections (Ln19 + 20 + 21)		$38,822,118.47

Available Funds

23.	Available Collections		$38,822,118.47
24.	Reserve Account Draw Amount		$0.00

25.	Available Funds		$38,822,118.47

Application of Available Funds

26.	Servicing Fee
	a.	Monthly Servicing Fee	$879,644.70
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$879,644.70

	d.	Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances		$0.00
28.	Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)
	a.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	b.	Amount Paid	$0.00

	c.	Shortfall Amount (a - b)	$0.00
29.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$11,417.03
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$11,417.03
	e.	Class A-2a Monthly Interest	$151,308.33
	f.	Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2a Note Interest (sum e - g)	$151,308.33
	i.	Class A-2b Monthly Interest	$42,597.92
	j.	Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00

	l.	Total Class A-2b Note Interest (sum i - k)	$42,597.92
	m.	Class A-3 Monthly Interest	$422,916.67
	n.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	p.	Total Class A-3 Note Interest (sum m - o)	$422,916.67
	q.	Class A-4 Monthly Interest	$176,324.17
	r.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	s.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	t.	Total Class A-4 Note Interest (sum q - s)	$176,324.17
30.	Priority Principal Distributable Amount		$0.00
31.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$53,350.00
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$53,350.00
32.	Secondary Principal Distributable Amount		$0.00
33.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$55,713.33
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$55,713.33
34.	Tertiary Principal Distributable Amount		$8,561,353.28

35.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$47,120.00
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$47,120.00
36.	Quaternary Principal Distributable Amount		$18,600,000.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))		$29,001,745.43
38.	Reserve Account Deficiency		$0.00
39.	Regular Principal Distributable Amount		$6,132,473.07
40.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00
41.	Additional Servicing Fees, if any		$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any		$0.00

Collection Account Activity

43.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$6,038,593.98
	b.	Total Daily Deposits of Principal Collections	$32,780,915.37
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$2,609.12

	e.	Total Deposits to Collection Account (sum a - d)	$38,822,118.47
44.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$879,644.70
	b.	Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$34,254,573.80
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,687,899.97

	f.	Total Withdrawals from Collection Account (sum a - e)	$38,822,118.47

Note Payment Account Activity

45.	Deposits
	a.	Class A-1 Interest Distribution	$11,417.03
	b.	Class A-2a Interest Distribution	$151,308.33
	c.	Class A-2b Interest Distribution	$42,597.92
	d.	Class A-3 Interest Distribution	$422,916.67
	e.	Class A-4 Interest Distribution	$176,324.17
	f.	Class B Interest Distribution	$53,350.00
	g.	Class C Interest Distribution	$55,713.33
	h.	Class D Interest Distribution	$47,120.00
	i.	Class A-1 Principal Distribution	$33,293,826.35
	j.	Class A-2a Principal Distribution	$0.00
	k.	Class A-2b Principal Distribution	$0.00
	l.	Class A-3 Principal Distribution	$0.00
	m.	Class A-4 Principal Distribution	$0.00
	n.	Class B Principal Distribution	$0.00
	o.	Class C Principal Distribution	$0.00
	p.	Class D Principal Distribution	$0.00

	q.	Total Deposits to Note Payment Account (sum a - p)	$34,254,573.80
46.	Withdrawals
	a.	Class A-1 Distribution	$33,305,243.38
	b.	Class A-2a Distribution	$151,308.33
	c.	Class A-2b Distribution	$42,597.92
	d.	Class A-3 Distribution	$422,916.67
	e.	Class A-4 Distribution	$176,324.17
	f.	Class B Distribution	$53,350.00
	g.	Class C Distribution	$55,713.33
	h.	Class D Distribution	$47,120.00

	i.	Total Withdrawals from Note Payment Account (sum a - h)	$34,254,573.80

Certificate Payment Account Activity

47.	Deposits
	a.	Excess Collections	$3,687,899.97
	b.	Reserve Account surplus (Ln 57)	$250.26

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$3,688,150.23
48.	Withdrawals
	a.	Certificateholder Distribution	$3,688,150.23

	b.	Total Withdrawals from Certificate Payment Account	$3,688,150.23

Required Reserve Account Amount

49.	Lesser of: (a or b)
	a.	$2,912,500.01	$2,912,500.01
	b.	Note Balance	$1,015,946,371.38
50.	Required Reserve Account Amount		$2,912,500.01

Reserve Account Reconciliation

51.	Beginning Balance (as of end of preceding Distribution Date)		$2,912,500.01
52.	Investment Earnings		$250.26
53.	Reserve Account Draw Amount		$0.00

54.	Reserve Account Amount (Ln 51 + Ln 52 - Ln 53)		$2,912,750.27
55.	Deposit from Available Funds (Ln 44d)		$0.00
56.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
57.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 56 exist
			$250.26

58.	Ending Balance (Ln54 + Ln55 - Ln56 - Ln57)		$2,912,500.01
59.	Reserve Account Deficiency (Ln50 - Ln58)		$0.00

Instructions to the Trustee

60.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
61.	Amount to be paid to Servicer from the Collection Account		$879,644.70
62.	Amount to be deposited from the Collection Account into the Note Payment Account		$34,254,573.80
63.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$3,687,899.97
64.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
65.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$250.26
66.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$33,305,243.38
67.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account		$151,308.33
68.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account		$42,597.92
69.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$422,916.67
70.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$176,324.17
71.	Amount to be paid to Class B Noteholders from the Note Payment Account		$53,350.00
72.	Amount to be paid to Class C Noteholders from the Note Payment Account		$55,713.33
73.	Amount to be paid to Class D Noteholders from the Note Payment Account		$47,120.00
74.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$3,688,150.23

Net Loss and Delinquency Activity

75.	Net Losses with respect to preceding Collection Period			$713,672.27
76.	Cumulative Net Losses			$1,547,232.43
77.	Cumulative Net Loss Percentage			0.1328%

			Number of Loans	Principal Balance
78.	Delinquency Analysis
	a.	31 to 60 days past due	585	$10,262,009.41
	b.	61 to 90 days past due	185	$3,561,088.24
	c.	91 or more days past due	55	$955,940.64

	d.	Total Past Due (sum a-c)	825	14,779,038.29

Servicer Covenant

79.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,172,071,000.00
80.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on April 09, 2015.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer